COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2022
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Summary of commitments
Commitments — The Company’s unconditional purchase commitments are as follows:

	December 31, 2021	March 31, 2022
Contracts for capital expenditures	$2,995	$4,425
Contracts for operating expenditures	3,405	3,819
	$6,400	$8,244
Due within the next 12 months	$3,543	$4,058